July 30, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard World Fund (the Trust)
File No. 2-17620

Ladies and Gentlemen:

Enclosed is the 114th Post-Effective Amendment to the Trust's Registration Statement on Form N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this amendment are (1) to disclose the addition of a purchase fee for Vanguard Extended Duration Index Fund Institutional and Institutional Plus Shares, a series of the above mentioned Trust, and (2) to effect a number of non-material editorial changes.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of September 30, 2010, for this amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485 (b) filing that will include: (1) text addressing any SEC staff comments; and (2) updated financial statements for the above mentioned series. Pursuant to Rule 485 (d) (2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1538.

Sincerely,

Judith L. Gaines
Associate Counsel
The Vanguard Group, Inc.

Enclosures

cc:	Christian Sandoe, Esq.
U.S. Securities and Exchange Commission